Cover	Feb. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2023
Entity File Number	000-54887
Entity Registrant Name	Bright Mountain Media, Inc.
Entity Central Index Key	0001568385
Entity Tax Identification Number	27-2977890
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	6400 Congress Avenue
Entity Address, Address Line Two	Suite 2050
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(561)
Local Phone Number	998-2440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $.001
Trading Symbol	BMTM
Entity Emerging Growth Company	false